RELATED PARTY TRANSACTIONS - FOUNDER SHARES (Details) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2019	Apr. 09, 2019	Nov. 15, 2018	Nov. 15, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Common Stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued					983,625	982,511	0
Common stock, value					$ 98	$ 98
Common stock, shares outstanding					983,625	982,511	0
Sale of units per share	$ 12.00	$ 12.00			$ 18.00	$ 12.00
Class A Common Stock | Minimum
RELATED PARTY TRANSACTIONS
Common stock trading days					20 days	20 days
Class A Common Stock | Maximum
RELATED PARTY TRANSACTIONS
Common stock trading days					30 days	30 days
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued					7,639,330	7,639,330	8,625,000
Common stock, value					$ 764	$ 764 [1]	$ 863	[1]
Common stock, shares outstanding					7,639,330	7,639,330	8,625,000
Founder shares | Underwriters
RELATED PARTY TRANSACTIONS
Common stock, shares issued	7,639,330	7,639,330
Number of shares forfeited	985,670	985,670
Number of shares no longer subject to forfeiture	139,330	139,330
Common stock, shares outstanding	7,639,330	7,639,330
Founder shares | Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock, shares issued			8,625,000	8,625,000
Common stock, value			$ 25,000	$ 25,000
Founder shares forfeited			1,125,000	1,125,000
Percentage of shares converted			20.00%	20.00%

[1]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the option to purchase additional units is not exercised in full or in part by the underwriters